RIGHT-OF-USE ASSETS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 1,413	$ 16,381
Impairment	(4,663)	(3,860)
Right-of-use assets	23,777	28,753	$ 19,943
Depreciation included in inventory	500	500	500
Depreciation charges	$ 3,664	2,565	2,289
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	14 years
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 0	14,640
Impairment	(4,663)	(3,860)
Right-of-use assets	21,648	26,699	18,703
Depreciation charges	2,380	1,781	$ 1,629
Buildings | DSP Facility At Pivot Park, OSS
Disclosure of quantitative information about right-of-use assets [line items]
Additions		14,600
Impairment	4,700	3,900
Right-of-use assets	$ 5,500	$ 10,700
Buildings | DSP Facility At Pivot Park, OSS | Discount rate
Disclosure of quantitative information about right-of-use assets [line items]
Significant unobservable input, assets	0.0438	0.0447